Share - Based Compensation (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 5,631	$ 5,125	$ 4,094
Weighted-average remaining vesting period	2.0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	6,730
Performance Shares vesting period	4 years
Share - Based Compensation (Textuals) [Abstract]
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	629
Weighted-average remaining contractual terms for SARs/stock options outstanding	6.1
Weighted-average remaining contractual terms for SARs/stock options exercisable	5.1
Aggregate intrinsic values of SARs/stock options outstanding and exercisable	15,564
Aggregate intrinsic value of the SARs/stock options exercised	18,526	5,157	1,453
Total fair value of shares vested	2,645	2,673	2,495
Performance shares converted to Restricted stock Units	156
Restricted Stock Units Vesting Period Description	three years from the award date
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	4 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining vesting period	2.1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	2,571	1,477
SARs and options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2,473	3,020	3,702
Weighted-average remaining vesting period	2.3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,775
Grant 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share terms	Because of volatile market conditions at the beginning of fiscal 2010, the Committee set one-year goals for the fiscal 2010 grant tied to the Company’s EBITDA.
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,705	1,076	0
Weighted-average remaining vesting period	1.5
Performance Shares vesting period	3 years
Unamortized compensation cost of performance shares	2,384
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,020	(231)	7
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,558	538
Long-term Performance Grants requisite service period	3 years
Liability Related to the sales growth and return on sales goals	$ 0